Finance Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net change in fair value of derivatives
Expenses		$ 1,049	$ 5,160
Income	(2,740)		(141)
Net change in fair value of derivatives	$ (2,740)	$ 1,049	$ 5,019